Long term Debt	12 Months Ended
Dec. 31, 2013
Long term Debt [Abstract]
Long term Debt
9.      Long term Debt:

a) Commerzbank $120,000 facility:
On December 27, 2007, the Company entered into a loan agreement with Commerzbank AG in the amount of up to $120,000 in order to partially finance the acquisition cost of the second hand vessels, Star Gamma, Star Delta, Star Epsilon, Star Zeta, and Star Theta, which also provide the security for this loan agreement. Under the terms of this loan facility, the repayment of $120,000 is over a nine year term and divided into two tranches. The first of up to $50,000 is repayable in twenty-eight consecutive quarterly installments which commenced in January 2010: (i) the first four installments amount to $2,250 each, (ii) the next thirteen installments amount to $1,000 each (iii) the remaining eleven installments amount to $1,300 each and a final balloon payment of $13,700 is payable together with the last installment. The second tranche of up to $70,000 is repayable in twenty-eight consecutive quarterly installments which commenced in January 2010: (i) the first four installments amount to $4,000 each (ii) the remaining twenty-four installments amount to $1,750 each and a final balloon payment of $12,000 is payable together with the last installment. The loan bears interest at LIBOR plus a margin at a minimum of 0.8% per annum "p.a." to a maximum of 1.25% p.a. depending on whether the aggregate drawdown ranges from 60% up to 75% of the aggregate market value of the 'initial fleet'.
The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein and (iii) an aggregate market value of the vessels mortgaged as security under this loan agreement not less than (a) 125% of the then outstanding borrowings for the first three years and (b) 135% of the then outstanding borrowings thereafter.
On June 10, 2009, the Company entered into a supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from December 31, 2008 to January 31, 2010, the security cover requirement was reduced to 111%. As further security for this facility, the Company shall provide a first preferred mortgage on the vessel Star Alpha and shall pledge an amount of $6,000 to the lenders. Furthermore, the interest spread was increased to 2.00% p.a. for the duration of the waiver period. Subsequent to the waiver period, if the asset cover percentage is less than 60%, between 60% to 70%, between 70% to 75% and more than 75%, the interest spread should be 0.8%, 0.9%, 1.0% and 1.25% respectively. In addition, during the waiver period, payments of dividend, share repurchases and investments are subject to the prior written consent of the lenders.
On December 24, 2009, the Company entered into a second supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from February 1, 2010 to June 30, 2010 and from July 1, 2010 to January 31, 2011 the security cover shall be at least 111% and 118%, respectively whether at all times thereafter 135%. Furthermore, the bank consented to: i) the sale of Star Alpha, ii) the payment of dividends not exceeding $0.05 per share in each quarter iii) the reduction of minimum liquidity from $1,000 to $650 per fleet vessel, iv) the increase of the pledged deposit by $1,250 from $6,000 to $7,250. The interest spread was also maintained to 2.00% p.a. for the duration of the waiver period. Based on the same agreement after the waiver period on January 31, 2011 the minimum liquidity was increased from $650 to $1,000 per fleet vessel and the pledged deposit of $7,250 was released.
As of December 31, 2012 and 2013, the Company had outstanding borrowings of $71,386 and $66,986 respectively, under this loan agreement.
b) Commerzbank $26,000 facility:
On September 3, 2010 the Company entered into a loan agreement with Commerzbank AG in the amount of up to $26,000 in order to partially finance the acquisition cost of the second hand vessel, Star Aurora, which is also provided as security for this loan agreement. The loan is repayable over a six year period, in twenty-four consecutive quarterly installments of $950 each, which commenced in December 2010, three months after the drawdown, and a final balloon payment of $3,200 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.6% p.a.
The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein and (iii) an actual pledged amount of $650 for this vessel that will increase to $1,000 when cash pledged due to waiver dated December 24, 2009 shall be released (iv) an aggregate market value of the vessel mortgaged as security under this loan agreement not less than 135% of the then outstanding borrowings at all times.
As of December 31, 2012 and 2013, the Company had outstanding borrowings of $17,064 and $15,544 respectively, under this loan agreement.
Restructuring Agreement - Commerzbank $120,000 and $26,000 facilities:
On July 1, 2013, the Company entered into a loan supplemental agreement with Commerzbank for both loan agreements of $120,000 and $26,000 (see a and b), (the Company was committed to this agreement as of December 17, 2012). The amended terms of the supplemental agreement described below:
•To defer 60% and 50% of the installments for the year ended December 31, 2013 and for the year ending December 31, 2014, respectively, (the “Deferred Amounts”). The Deferred Amounts will be added to the balloon payments, payable upon the expiration of the loan agreements in the fourth quarter of 2016 or in accordance with a cash sweep mechanism (see discussion below);
•The on-charter covenant for the vessel Star Aurora on the $26,000 loan agreement is waived until July 31, 2015;
•Minimum asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount, is reduced from 135%, to 80%, from September 30, 2012 up to the year ended December 31, 2013, to 85% for the six month period ending June 30, 2014, to 90% for the six month period ending December 31, 2014 and to 110% for the six month period ending June 30, 2015. Thereafter and until the repayment of the loan the asset cover ratio will be set to its initial level of 135%;
•Minimum liquidity requirement is reduced to $500 for each of the Company's vessels from $1,000, until December 31, 2014;
•The actual pledged amount on the $26,000 loan agreement, is reduced to $750 from $1,000;
•Margin is increased to 3.00% p.a., for both facilities for as long as deferred amounts are outstanding and/or until original terms are complied with;
•The Company paid a flat fee of 0.40% of the combined outstanding loan amount of the two facilities to the lender;
•The market value adjusted equity ratio is reduced to 15% from 25%, from September 30, 2012 up to the year ending December 31, 2014;
•Additional financial covenant requirement is added, ratio of EBITDA (as is defined in the definitive documentation) to interest of not less than 1.5:1.0 for the year ended December 31, 2013 and for the year ending December 31, 2014.
These amendments will apply, subject to several conditions, as described below:
•A semi-annual cash sweep mechanism to be implemented on all mortgaged vessels on an individual vessel basis. Under this mechanism all earnings of these vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as repayment of the Deferred Amounts;
•Star Bulk Carriers Corp. shall not pay any dividends following the agreement with the bank as long as Deferred Amounts are outstanding and/or until original terms are complied with;
•A prepayment of $2,000, which was paid on December 31, 2012, and was applied pro rata against the balloon payments of the two facilities;
•An equity increase of $30,000 until and including December 31, 2013, the respective condition was met after the completion of Company's rights offering in July 2013, which resulted in gross proceeds of $80,065 and its underwritten public offering in October, 2013, which resulted in gross proceeds of $70,840, (Note 10);
•Increase the Company's vessel management services to cover at least 10 third-party vessels by December 31, 2013; the respective condition was met as of December 31, 2013 (Note 3).
 c) Credit Agricole Corporate and Investment Bank $70,000 facility:
On January 20, 2011, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank for a term loan up to $70,000 to partially finance the construction cost of the Company's two Newbuildings Star Borealis and Star Polaris, which were delivered in 2011. The shipbuilding contracts and refund guarantees were assigned to the lender as security for this loan agreement and the vessels, upon their delivery, were mortgaged as security for this loan agreement. The total amount that was drawn down totaled to $67,275. Under the terms of this term loan facility, the repayment is over a seven year period and commenced three months after the delivery of each vessel. The loan is repayable in twenty eight consecutive quarterly installments, per vessel, amounting to $485.4 and $499.7, respectively and a final balloon payment which is payable together with the last installment of $19,558.2 and $20,134 for Star Borealis and Star Polaris, respectively. The loan bears interest at LIBOR plus a margin of 2.7% p.a.
This loan agreement with Credit Agricole Corporate and Investment Bank contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $500 per fleet vessel, whichever is greater (ii) the total indebtedness of the borrower over the market value of all vessels owned shall not be greater than 0.7:1, effective from October 15, 2011, (iii) an actual pledged amount of $500 per mortgaged vessel and (iv) the minimum asset cover ratio shall not be less than (a) 120% during the first two years from delivery of each vessel and (b) 125% of the then outstanding borrowings thereafter, unless a mortgaged vessel is subject to an approved charter with an unexpired duration at least 18 months, in which case the relevant percentage shall be 120% for the duration such approved charter.
On May 20, 2013, the Company signed a waiver letter with Credit Agricole Corporate and Investment Bank (the Company was committed to this agreement as of December 14, 2012) and the amended terms described below:
•The ratio of the total indebtedness of the borrower less liquid funds over the market value of all vessels owned is increased to 0.95:1.0 from 0.7:1.0 until March 31, 2014;
•Minimum asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount is amended to 105% from 120% until the March 31, 2014. Thereafter and until the repayment of the loan the asset cover ratio will return to its initial level;
•Minimum liquidity is decreased to $7,000 or $500 per fleet vessel, whichever is higher, from $10,000;
•Star Bulk Carriers Corp. shall not pay any dividends until March 31, 2014 and as long as the financial covenants included in the original agreement dated January 20, 2011 are not met. During this period, all surplus earnings of the financed vessels under the specific loan agreement, after operating expenses and debt service will be held in lender's account and not to be distributed to the Company.
As of December 31, 2012 and December 31, 2013, the Company had outstanding borrowings of $62,849 and $58,909 respectively, under this loan agreement.
d) ABN AMRO Bank N.V. $31,000 facility:
On July 21, 2011, the Company entered into a senior secured credit facility with ABN AMRO Bank N.V. for $31,000, which was drawn down in full to partially finance the acquisition of Star Big and Star Mega, which were mortgaged to provide the security for this senior secured credit facility. Under this senior secured credit facility, the wholly-owned subsidiaries that own these two vessels are the borrowers and the Company is the corporate guarantor. This senior secured credit facility is repayable in 18 consecutive quarterly installments which commenced three months after the initial borrowings, in October 2011. The first 14 installments amount to $1,400 each, the remaining four installments amount to $625 each and a final balloon payment of $8,900 is payable together with the last installment. This senior secured credit facility bears interest at LIBOR plus a margin of 2.9%.
This senior secured credit facility contains financial covenants and other customary covenants, including requirements to maintain: (i) the leverage ratio shall not be greater than 70%, (ii) a ratio of EBITDA  to interest expense, no less than 3.0:1.0, (iii) minimum liquidity of $10,000 or $750 for each of the Company's vessels, whichever is greater, (iv) a minimum market adjusted net worth of not less than $100,000 and (v) a maintenance reserve account up to $1,500 which can only be used for the payment of the dry-docking of vessel Star Mega. The total amount included in the maintenance reserve account was released in September 2012 in order to cover part of the respective vessel's dry-docking cost. This senior secured credit facility also requires the borrowers to maintain an aggregate charter-free fair market value of the Star Big and the Star Mega of at least 135% of the amount outstanding under the facility until three months prior to the expiration of the time charter of the Star Mega and 150% thereafter. In addition, the facility requires the Company's Chairman, including members of his immediate family, to maintain minimum levels of beneficial ownership of the Company's outstanding common shares.
On March 16, 2012, the Company entered into a first supplemental agreement with ABN AMRO Bank N.V. (the Company was committed to this agreement as of January 26, 2012). Under the terms of this agreement for the period from January 26, 2012 until January 31, 2013 the “Waiver Period”, the minimum security cover ratio was reduced to 100%, the leverage ratio increased to 75% and the margin increased to 3.4% p.a. from 2.9% p.a.
On April 2, 2013, the Company entered into a second supplemental agreement with ABN Amro Bank N.V. (the Company was committed to this agreement as of January 29, 2013). Under the terms of this agreement for the period from October 1, 2012 until December 31, 2014 the “New Waiver Period”, it is agreed to amended terms as described below:
•The minimum market adjusted net worth of the group to be decreased to $30,000 from $100,000;
•The minimum liquidity of $750 per fleet vessel to be reduced to $500 per fleet vessel;
•Ratio of EBITDA to interest expense to be decreased to 1.5:1.0 from 3.0:1.0;
•Total leverage ratio of the corporate guarantor to be increased to 110% from 75%;
•Minimum security cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount, will be amended to 75% from 100%.
These amendments will apply, subject to several conditions, as described below:
•Margin increase of 50bp if the Company fails to raise equity in an amount of $30,000 until March 31, 2013; The Company paid the increased margin of 50bp for the period from March 31, 2013 until July 26, 2013,upon the completion of the Company's rights offering which resulted in  net proceeds of $77,898 after deducting offering expenses of $2,167 (Note 10);
•Star Bulk Carriers Corp. shall not pay any dividends during the New Waiver Period.
As of December 31, 2012 and, 2013, the Company had outstanding borrowings of $24,000 and $18,400 respectively, under this loan agreement.
e) HSH Nordbank AG $64,500 facility:
On October 3, 2011 the Company entered into a new $64,500 secured term loan agreement with HSH Nordbank AG. Under this facility, Company's wholly-owned subsidiaries that own Star Cosmo, Star Kappa, Star Sigma, Star Omicron and Star Ypsilon are the borrowers and Star Bulk Carriers Corp. is the corporate guarantor. The borrowing under this new loan agreement together with $5,326 in cash used to repay in full the Company's indebtedness under its old loan agreements with Piraeus Bank S.A.; a term loan of $150,000 dated April 14, 2008 and of a term loan of $35,000 dated July 1, 2008, in 2011. The senior secured term loan facility consisted of two tranches. The first tranche amounted to $48,500 the (“Supramax Tranche”) and is repayable in 20 quarterly consecutive installments of $1,250 each, which commenced in January 2012, and a final balloon payment of $23,500. The second tranche amounted to $16,000 the (“Capesize Tranche”) and is repayable in 12 consecutive installments of $1,333 each, which commenced in January 2012. The Supramax Tranche bears interest at LIBOR or cost of funds, whichever is greater plus a margin of 2.75% and the Capesize Tranche bears interest at LIBOR or cost of funds whichever is greater, plus a margin of 3.00%.
This loan agreement contains financial covenants including requirements to maintain (i) the ratio of indebtedness of the borrower over the aggregate fair market value of the assets shall not be greater than 75% until December 31, 2013 and 70% thereafter; (ii) a minimum market adjusted net worth of not less than $100,000; (iii) a minimum interest coverage ratio of not less than 2.0:1.0; (iv) an actual pledged amount of $2,000 or $400 for each mortgaged vessel under this credit facility, whichever is greater; (v) a minimum liquidity of $10,000; (vi) an actual pledged amount of $6,504 representing the shortfall between the drawdown amount and the fair value of the collateral vessels on the drawdown date and; (vii) an aggregate market value of the vessels mortgaged as security under this loan agreement should not be less than (a) 125% of the then outstanding borrowings until the repayment of Capesize Tranche and (b) 167% of the then outstanding borrowings thereafter.
Restructuring Agreement:
On July 17, 2013, the Company agreed to enter into a loan supplemental agreement (the Company was committed to this agreement as of December 21, 2012) and agreed to amended terms with HSH Nordbank AG, as described below:
•To defer of a minimum of approximately $3,500 during the period from January 1, 2013 until December 31, 2014;
•To prepay in total $6,590 of which $3,500 was applied against the balloon payment of Supramax Tranche and $3,090 was applied pro-rata against the eight quarterly repayment installments of the Supramax Tranche starting with the scheduled repayment date in January 2013, using pledged cash already held by the bank. This pledged amount will cease being a requirement for this facility following the prepayment;
•The actual pledged amount is reduced to $200 from $400 for each mortgaged vessel under this credit facility. The released amount of $800 was used as a partial prepayment of the Supramax Tranche (50% was applied against the balloon payment of the Supramax Tranche and the remaining 50% was applied pro-rata against the eight quarterly repayment installments of the Supramax Tranche started with the scheduled repayment date in January 2013).
•The minimum liquidity of $10,000 is reduced to $7,000 or $500 per fleet vessel until and including December 31, 2014;
•The ratio of indebtedness of the borrowers over the aggregate fair market value of assets is increased to 90% from 75% until and including December 31, 2014;
•The minimum market adjusted net worth of the Company is decreased to $30,000 from $100,000 until and including December 31, 2014;
•The asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount is amended to 100% from September 30, 2012 until and including December 31, 2012 and to 110% from January 1, 2013 until and including December 31, 2013. Thereafter and until the repayment of the loan, the asset cover ratio will return to 125%;
•The margin is increased to 3.50% for both Supramax and Capesize Tranches from 3.00% and 2.75% for the Capesize and the Supramax Tranche, respectively, from January 1, 2013 until December 31, 2014 (in the case that an event of default and/or covenant breach, has occurred, the increased margin will apply until the breach is remedied);
•The waiver of the aggregated market value covenant, which required the vessels mortgaged under this loan agreement to maintain a value of 167% of the outstanding borrowings, upon the repayment of the Capesize Tranche, until and including December 31, 2013.
These amendments will apply, subject to several conditions, as described below:
•A semi-annual cash sweep mechanism will be effective  from June 30, 2013 and will be implemented on all vessels mortgaged under this loan agreement on an individual vessel basis. Under this mechanism all earnings of these vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as applied to the balloon payment of the Supramax Tranche.
•In the event of the sale of the vessel Star Sigma during the calendar years 2013 and 2014, proceeds from such sale will be used to fully repay the Capesize Tranche, while the remaining amount will be applied pro-rata against the remaining quarterly repayment installments of the Supramax Tranche until December 31, 2014. In April 2013 the Company fully prepaid the balance of the Capesize Tranche in connection with the sale of the vessel Star Sigma (Note 5) and the balance of the vessel sale proceeds of $4,123 was used to prepay a portion of the Supramax Tranche and the next seven scheduled quarterly installments commenced in April 2013 were reduced pro rata according to the prepayment from $813 to $224;
•Star Bulk Carriers Corp. and the ship-owning subsidiaries shall not pay any dividends following the agreement with the bank until December 31, 2014, or later in case of a covenant breach;
•An equity increase of minimum $20,000 within the year ended December 31, 2013 and started to apply from October 1, 2013, the proceeds of which are to be used solely for investment on new vessels' acquisition(s); the respective condition was met after the completion of Company's rights offering in July 2013, which resulted in gross proceeds of $80,065 and its underwritten public offering in October, 2013, which resulted in gross proceeds of $70,840, (Note 10);
•Payment of a one-time processing fee of $12.
As of December 31, 2012 and, 2013, the Company had outstanding borrowings of $48,815 and $30,496 respectively, under this loan agreement.
f) HSH Nordbank AG $35,000 facility:
On December 24, 2013, the Company signed a firm offer letter for a new 35,000 secured term loan agreement with HSH Nordbank AG. The borrowing under this new loan facility will be used to partially finance the acquisition of the vessels Star Challenger and Star Fighter (Note 5), which also provide the security for this loan agreement. Under this senior secured credit facility, the wholly-owned subsidiaries that own these two vessels are the borrowers and the Company is the corporate guarantor. This senior secured credit facility is repayable in 28 consecutive quarterly installments which commencing three months after the date of the drawdown, per vessel, amounting to $312.5 and $291.7, respectively and a final balloon payment which is payable together with the last installments of $8,750 and $9,332.4, for Star Challenger and Star Fighter, respectively. This senior secured credit facility bears interest at LIBOR plus a margin of 3.25%.
This senior secured credit facility contains financial covenants and other customary covenants, including requirements to maintain: (i) the market value adjusted leverage ratio shall not be greater than 75%, (ii) a ratio of EBITDA to interest expense, no less than 2.0:1.0, (iii) minimum liquidity of $500 for each of the Company's vessels, (iv) a minimum market adjusted net worth of not less than $100,000 ,(v) an actual pledged amount of $300 per mortgaged vessel the “ Mandatory Minimum Amount”, (vi) an additional actual pledged amount of $600 per vessel the “Additional Liquidity Amount”, in case of no time charter employment in place (as defined in the loan agreement) on the drawdown date; the respective amount will be gradually released by $150 per annum per vessel on each anniversary of the drawdown date of the relevant vessel and (vii) the borrowers will not pay any dividends or make similar distributions if breach of covenant and/or event of default or will occur after such dividend or distribution. This senior secured credit facility also requires the borrowers to maintain an aggregate charter-free fair market value of the Star Challenger and the Star Fighter of at least 125% of the amount outstanding including the Mandatory Minimum Amount and excluding the Additional Liquidity Amount.
      As of December 31, 2013, no amount has been drawn down from the $35,000 new loan facility.

As of December 31, 2013 the Company was in compliance with the restructured loan covenants.
The weighted average interest rate related to the Company's existing debt (including the margin) as of December 31, 2011, 2012 and 2013 was 3.25%, 2.92% and 3.34% respectively.
The principal payments required to be made after December 31, 2013 for all outstanding debt are as follows:
Years	Amount
December 31, 2014	$ 18,286
December 31, 2015	28,215
December 31, 2016	96,745
December 31, 2017	3,941
December 31, 2018	43,147
December 31, 2019 and thereafter	-
Total	$190,334

Interest expense for the years ended December 31, 2011, 2012 and 2013 amounting to $4,698, $7,167 and $6,153, respectively, amortization of deferred finance fees amounting to $329, $502 and $522, respectively, and other finance fees amounting to $200, $169 and $139, respectively, are included under "Interest and finance costs" in the accompanying consolidated statements of operations.
The unamortized balance of the deferred financing fees relating to Piraeus Bank S.A. loan facilities which were fully repaid in 2011, amounting to $307, were written off and included under "Loss on debt extinguishment" in the accompanying consolidated statement of operations for the year ended December 31, 2011.
All vessels are first-priority mortgaged as collateral to the Company's loan facilities.